The Company and Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 4,192,101	$ 4,878,665	$ 955,970	$ 40,355	$ 10,649,930	$ 4,032,168	$ 4,878,665	$ 40,355
Product
Disaggregation of Revenue [Line Items]
Revenue	4,147,701	4,679,410	917,238	17,832	10,534,436	3,882,039
Service
Disaggregation of Revenue [Line Items]
Revenue	$ 44,400	$ 199,255	$ 38,732	$ 22,523	$ 115,494	$ 150,129